Accounts Payable and Accrued Liabilities - Schedule of Current Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Current Liabilities [Abstract]
Accounts payable	$ 464,976	$ 382,970	$ 269,683
Payroll accrual	167,208	70,971	63,140
Accrued employee benefits	5,750	5,750	5,750
Accrued expenses	10,000	161,887	169,720
Total accounts payable and accrued liabilities	$ 647,934	$ 621,578	$ 508,293